VACATION OWNERSHIP MORTGAGES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
VACATION OWNERSHIP MORTGAGES RECEIVABLE
Schedule of mortgages receivable

Vacation ownership mortgages receivable carrying amounts as of December 31, 2017 and 2016 were as follows (in millions):

	December 31,			December 31,
	2017			2016
	Securitized	Unsecuritized(2)	Total	Securitized	Unsecuritized(2)	Total
Acquired vacation ownership mortgages receivable(1)	$345	$38	$383	$419	$127	$546
Originated vacation ownership mortgages receivable(1)	251	163	414	11	195	206
Less: allowance for impairment on acquired loans	(4)	(1)	(5)	—	—	—
Less: allowance for losses on originated loans	(33)	(22)	(55)	(1)	(21)	(22)
Net vacation ownership mortgages receivable	$559	$178	$737	$429	$301	$730
(1)	At various interest rates with varying payment terms through 2032 for acquired receivables and for originated receivables.
(2)

As of December 31, 2017, $9 million of unsecuritized vacation ownership receivables were not eligible for securitization. During the year ended December 31, 2017, approximately $19 million of unsecuritized receivables as of December 31, 2016 were moved into the 2016 securitized pool, thereby releasing the same amount from restricted cash. The remaining change in the unsecuritized balance between year-end 2016 and 2017 pertains to the 2017 securitization described in Note 14.

Schedule of changes in accretable yield

	Year Ended	Year Ended
Accretable Yield	December 31, 2017	December 31, 2016
Balance, beginning of period	$156	$12
Vistana acquired accretable yield	—	205
Accretion	(53)	(49)
Reclassification from nonaccretable difference	(4)	(12)
Balance, end of period	$99	$156
Nonaccretable difference, end of period balance	$31	$35

Schedule to mature mortgages receivables

Vacation ownership mortgages receivable as of December 31, 2017 are scheduled to mature as follows (in millions):

	Vacation Ownership Mortgages Receivable
	Acquired		Originated
Twelve month period ending December 31,	Securitized Loans	Unsecuritized Loans	Securitized Loans	Unsecuritized Loans	Total
2018	$38	$4	$16	$14	$72
2019	37	3	17	10	67
2020	37	3	19	11	70
2021	35	3	21	12	71
2022	32	3	24	13	72
2023 and thereafter	89	12	154	103	358
Total	268	28	251	163	710
Plus: net premium on acquired loans(1)	77	10	—	—	87
Less: allowance for impairment on acquired loans	(4)	(1)	—	—	(5)
Less: allowance for losses on originated loans	—	—	(33)	(22)	(55)
Net vacation ownership mortgages receivable	$341	$37	$218	$141	$737
Weighted average stated interest rate as of December 31, 2017	13.3%		13.4%
Range of stated interest rates as of December 31, 2017	8.00% to 15.90%		9.90% to 15.90%
(1)

The difference between the contractual principal amount of acquired loans of $296 million and the net carrying amount of $378 million as of December 31, 2017 is related to the application of ASC 310-30.

Schedule of vacation ownership notes receivable by brand and by FICO score

Balances of our vacation ownership mortgages receivable by brand and by FICO score (at time of loan origination) were as follows (in millions):

	As of December 31, 2017
	700+	600-699	<600	No Score(1)	Total
Westin	$203	$96	$4	$30	$333
Sheraton	175	154	15	67	411
Hyatt	22	14	2	1	39
Other	5	1	—	3	9
Vacation ownership mortgages receivable, gross	$405	$265	$21	$101	$792
(1)	Mortgages receivable with no FICO score primarily relate to non-U.S. resident borrowers.

Schedule of past-due and nonaccrual status of mortgages receivable

Our aged analysis of delinquent vacation ownership mortgages receivable and the gross balance of vacation ownership mortgages receivable greater than 120 days past‑due as of December 31, 2017 and December 31, 2016 for our originated loans are as follows (in millions):

			Delinquent			Defaulted(1)
	Receivables	Current	30-59 Days	60-89 Days	90-119 Days	≥120	Total Delinquent & Defaulted
Originated Loans
December 31, 2017	$414	$394	$6	$5	$3	$6	$20
December 31, 2016	$206	$201	$2	$1	$1	$1	$5

Mortgages receivable equal to or greater than 120 days are considered defaulted and have been fully reserved in our allowance of loan losses for originated loans.